ASSET PURCHASE AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Asset Purchase Agreement
Schedule of effective income tax reconciliation

	2021	2020
Income tax benefit at statutory rate	$7,130,000	$2,852,000
Change in valuation allowance	(7,130,000)	(2,852,000)

Provision for federal/state income taxes	$–	–